UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Multi-Strategy Total Return Fund	April 30, 2020
TMSRX	Investor Class
TMSSX	I Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

HIGHLIGHTS

■	The Multi-Strategy Total Return Fund gained 2.59% in the six-month period ended April 30, 2020, and outperformed the ICE Bank of America U.S. 3-Month Treasury Bill Index.

■	The fund benefited from strong security selection within the Macro and Absolute Return and Global Stock strategies. The Volatility Relative Value and Dynamic Credit strategies detracted from relative performance.

■	The portfolio management team allocates capital across component strategies with an emphasis on the fund’s diversification. The team regularly assesses and rebalances risk allocations among the individual strategies to maintain broadly balanced exposures in response to changing market conditions.

■	We believe that increased volatility is here to stay. The fund aims to deliver returns that have a low correlation to traditional stock and bond markets and may benefit from sustained periods of elevated volatility.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global markets experienced extraordinary volatility during the first half of your fund’s fiscal year, the six-month period ended April 30, 2020, as the spread of the coronavirus led to the shutdown of significant portions of most major economies. After reaching record highs, stocks recorded their steepest declines since the global financial crisis a decade ago, while demand for safe-haven securities sent Treasury yields to all-time lows.

As a result of the improving trade situation between the U.S. and China and central bank stimulus, the outlook for 2020 appeared promising. However, market sentiment began to shift in January amid news of the coronavirus outbreak in China’s Hubei province.

Although the effect was initially muted, with the S&P 500 Index advancing to a record high on February 19, stocks began falling amid reports of major outbreaks in South Korea, Iran, and Italy and scattered infections in dozens of other countries. The major indexes continued their slide as cases mounted in the U.S. and New York City became the epicenter of the pandemic.

The economic toll of the virus became evident as governments throughout the world issued stay-at-home orders to contain the virus, and some sectors, such as travel, restaurants, and shopping malls, came to a virtual halt. In the last six weeks of the period, over 30 million Americans—almost one-fifth of the workforce—filed unemployment claims.

In response to the rapid contraction in economic activity, global central banks took firmly accommodative steps, and many governments around the world passed emergency spending packages. In the U.S., the Federal Reserve cut its short-term lending rate to near zero and began purchasing government and corporate bonds to stimulate the economy and supply liquidity in the fixed income market. The federal government also provided trillions in fiscal support in the form of direct payments to many Americans, expanded unemployment insurance, and subsidies to sectors such as transportation and health care that had been directly impacted by the pandemic.

Boosted by the support, market volatility calmed somewhat by the end of March, and most sectors recouped some of their losses with a strong rally that started in late March and continued throughout April.

Global equity returns for the six-month period were broadly negative, but U.S. large-cap growth stocks finished with positive results. Sector returns were mixed. Energy shares fared the worst as a supply glut and shrinking demand briefly sent the price of oil into negative territory. Health care and information technology shares were the strongest performers.

As a result of the drop in yields, U.S. Treasuries were the top performers in the fixed income universe. Other U.S. investment-grade bonds were also generally positive, but municipal debt was pressured as state and local governments grappled with the loss of tax revenue and mounting expenses as a result of the pandemic. Riskier fixed income sectors such as high yield and emerging markets bonds tumbled during the March sell-off but regained some ground in April.

Looking ahead, the range of possible economic outcomes is especially broad as a result of the unprecedented nature of this crisis—simply stated, we are in uncharted territory. Volatility is likely as investors react to both hopeful and disappointing news in the fight against the virus. We are early in the journey toward recovery, and there is certainly a possibility we could give back some of April’s gains.

In the meantime, our team of investment professionals is focusing on what the postcrisis world will look like. Certain consumer behaviors have been altered, and it is also possible that this crisis will accelerate trends that were already in place. In particular, the pandemic seems to have given a boost to the digitization of the economy, or the shift to online purchases for a widening array of goods and services.

Your fund’s portfolio manager will be carefully monitoring developments, and I believe that our disciplined fundamental research and strategic investing approach will continue to serve our shareholders well in this uncertain environment.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks strong long-term risk-adjusted returns.

FUND COMMENTARY

How did the fund perform in the past six months?

The Multi-Strategy Total Return Fund gained 2.59% in the six months ended April 30, 2020. The fund outperformed the ICE Bank of America (BofA) U.S. 3-Month Treasury Bill Index. (Returns for I Class shares varied slightly, reflecting a different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Global markets started the reporting period on a positive note given stabilizing growth and progress on U.S.-China trade negotiations. However, investor sentiment turned sharply negative in late February into March as the coronavirus pandemic spread worldwide, although a sharp rebound in April pared some steep losses. In this environment, the Multi-Strategy Total Return Fund outpaced its benchmark.

Within the fund, the Macro and Absolute Return strategy drove relative outperformance. Short positions in holdings that declined meaningfully during the six-month period proved beneficial. (Long positions benefit from an increase in price, while short positions benefit from a decrease in price.) Our long position in two-year U.S. Treasury futures also added value. As a result of the Federal Reserve’s actions and an investor flight to safety, Treasury yields fell across all maturities, with short-term yields falling more than long-term yields.

The Global Stock component also contributed to relative performance, led by strong security selection and an overweight to the technology sector. Names within the consumer discretionary sector helped returns as several e-commerce names benefited from accelerated demand as consumers turned to online platforms amid mandatory government-imposed stay-at-home orders. The financials sector lagged for the period, and our underweight position boosted results. Exposure to nonbank financials, including the London Stock Exchange, CME Group, and Schwab (Charles) Corporation, were notable contributors. (Please refer to the portfolio of investments for a list of holdings and the amount each represents in the portfolio.)

The fund maintains material holdings in various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. During the reporting period, the fund’s overall exposure to derivatives contributed to performance, led by our use of global equity and interest rate futures.

Conversely, the Volatility Relative Value portfolio weighed on results. Forced selling across all asset classes plagued markets during the first quarter of 2020. Against this backdrop, exposure to volatility risk premium—the reward investors expect for bearing an asset’s risk—detracted. The Dynamic Credit strategy also hurt returns, driven by an ill-timed increase in credit risk that was further compounded by illiquidity, as well as security selection in the energy sector. Oil driller Nabors and onshore explorer and producer EQT both posted steep losses following the historic plunge in oil prices due to a price war and a rapid deceleration of global economic activity that weighed on demand.

How is the fund positioned?

The Multi-Strategy Total Return Fund is designed to generate returns that have a low correlation to all major asset classes. The fund sources its returns from multiple distinct investment strategies, and each component is internally managed as an independent strategy by a dedicated T. Rowe Price portfolio management team.

Diversification across the underlying components is a core benefit of the fund. Given their varying mandates (in areas such as risk level, opportunity set, and portfolio characteristics), the fund’s allocations to the strategies depend on a wide range of considerations and can be increased or decreased as our assessment evolves and incorporates changes in the market environment.

Early in the reporting period, we initiated an allocation into a growth-oriented Global Stock strategy, which seeks to capture the excess return of the T. Rowe Price Global Stock Fund over its benchmark. The strategy has exposure to stocks in at least five countries, including both developed and, to a lesser extent, emerging markets. To implement this strategy, the Multi-Strategy Total Return Fund may invest in the Global Stock Fund and short a basket of equity futures and/or use a variety of total return swaps, consisting of both long and short positions, on specific stocks that align with the Global Stock Fund’s portfolio relative to its benchmark.

In response to the sudden market sell-off in March, we materially de-risked the portfolio in an effort to stabilize our risk profile in response to, and in the expectation of, significantly heightened volatility for all risk assets. We did this by:

■	Actively reducing our allocation to systematic components like the Style Premia strategy—which focuses on return sources that compensate investors for holding country- or index-level exposure to factors such as value, carry, and momentum—and the Volatility Relative Value strategy—which seeks to capture relative value relationships between implied and realized volatility.

■	Maintaining allocations to discretionary components, such as the Macro and Absolute Return and Dynamic Credit strategies, and relying on the expertise of the respective underlying managers to adjust and reconfigure their exposures in response to the new risk environment.

■	Continuing to actively manage the fund’s hedging portfolio, whose purpose is to offset market exposure inherited from the underlying components as needed. Heading into the March sell-off, the fund had meaningful hedges, reflecting a subdued outlook for risk assets prior to the coronavirus crisis. We added to those hedges as market dislocations deepened and projected risk rose dramatically.

We gradually added to risk assets throughout April as markets stabilized, but the fund’s positioning, overall, is defensive.

What is portfolio management’s outlook?

The fund aims to generate positive, long-term risk-adjusted returns with limited correlation to the direction of traditional asset classes, such as stocks and bonds. We seek to accomplish this by allocating the fund’s capital to a variety of absolute return investment strategies that seek attractive return potential per unit of risk. When we properly anticipate the direction of investment outcomes, higher volatility increases our ability to produce attractive returns.

The beginning of 2020 has brought an almost unprecedented amount of instability and uncertainty to financial markets. The economic impact of the coronavirus pandemic and the subsequent shutdown of commercial activity has led to depression-like economic conditions. At the same time, the monetary and fiscal stimulus response from the Federal Reserve and U.S. Treasury have been equally unparalleled in scale and speed. These opposing forces have created precisely the type of volatility that an absolute return strategy such as ours was designed to capitalize on.

Although the full impact of the current crisis is still unknown, the postcrisis world will likely be different in many important ways. Crisis accelerates change, and different companies, industries, and regions will adapt and emerge successful while others will fail. Analyzing these trends, and identifying the winners and losers, is what our extensive global investment professionals do every day. Our ability to leverage our in-house research team’s insights is a unique benefit to the fund, and we expect to continue to capitalize on this advantage as we seek to reach our return objectives. Our combination of diversified components—both fundamental and quantitative—is well-suited to the current market environment and, in our view, validates the benefit of having the Multi-Strategy Total Return Fund as part of a diversified portfolio.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE FUND

The fund has considerable flexibility in seeking capital preservation over time and low overall volatility, and its portfolio is constructed with a goal of providing consistent returns during any market environment. While the fund may lose value at times, the goal is to avoid periods of loss that coincide with negative returns in traditional asset classes, particularly equities. The fund’s adviser may adjust the portfolio and overall risk profile by making tactical decisions to overweight or underweight particular strategies, asset classes, or sectors based on the adviser’s outlook for the global economy and securities markets or risk considerations, as well as by establishing additional long or short positions outside of the strategies previously listed, either through derivatives or physical securities. Although the fund is not managed to a benchmark index, the fund seeks to provide an average annualized total return of the ICE Bank of America U.S. 3-Month Treasury Bill Index plus 5%, before fees and expenses, over five-year periods. There can be no assurance the fund will be able to provide such returns.

Stocks may fluctuate in value and can decline significantly due to many variables, including general weakness in the stock market or in response to dynamics that affect a particular company, industry, or sector. Bond prices may fall because of rising inflation or interest rates or a decrease in the issuer’s credit rating. Bond prices may also fall in the event of a default, which is a failure of the issuer to make scheduled interest or principal payments. High yield bonds and bank loans have a greater risk of default than investment-grade securities. Investing in non-U.S. securities, especially those issued in emerging market countries, involve additional risks, including the potential to lose money because of weakness of foreign currencies versus the U.S. dollar. Also, the fund may not be able to sell a holding in a timely manner at a desired price because of reduced market liquidity, which could lead to greater price volatility. Exposure to commodities may also subject the fund to significant volatility.

The fund uses derivatives, whose values are derived from an underlying asset, and could experience greater losses than investments in stocks and bonds. The fund’s use of derivatives and short sales may result in financial leverage, which may increase its volatility and the potential for losses to exceed the fund’s net assets. The fund uses risk models, but actual risks can be materially different from expected risks and could result in greater volatility and lower-than-expected returns. The fund also uses quantitative models to select investments, but securities with desirable quantitative characteristics in the past may not have those same characteristics in the future.

For a thorough discussion of risks, please see the fund’s prospectus.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

Preferred Stocks 0.1%		
Enbridge, VR, 4/15/78 (USD) (3)	2,793	66
		66
Total Canada (Cost $727)		**704**
CHINA 2.8%		
Corporate Bonds 2.8%		
China Evergrande Group, 6.25%, 6/28/21 (USD)	400,000	384
Country Garden Holdings, 4.75%, 9/28/23 (USD)	200,000	195
Ronshine China Holdings, 8.10%, 6/9/23 (USD)	200,000	195
Shimao Property Holdings, 6.125%, 2/21/24 (USD)	400,000	415
Times China Holdings, 7.85%, 6/4/21 (USD)	400,000	406
Times China Holdings, 6.75%, 7/16/23 (USD)	200,000	196
Total China (Cost $1,790)		**1,791**
GUATEMALA 0.3%		
Government Bonds 0.3%		
Guatemala Government Bond, 6.125%, 6/1/50 (USD) (5)	205,000	215
Total Guatemala (Cost $205)		**215**
INDIA 1.3%		
Corporate Bonds 1.3%		
Adani Ports & Special Economic Zone, 3.375%, 7/24/24 (USD)	584,000	526
Shriram Transport Finance, 5.10%, 7/16/23 (USD)	400,000	296
Total India (Cost $897)		**822**
INDONESIA 0.1%		
Common Stocks 0.1%		
Bank Central Asia	50,000	87
Total Indonesia (Cost $110)		**87**

UNITED KINGDOM 1.8%		
Common Stocks 0.4%		
ASOS (6)	752	23
Compass Group	13,182	222
Informa	5,320	29
		274
Corporate Bonds 1.4%		
Avon International Capital, 6.50%, 8/15/22 (USD) (5)	250,000	234
Barclays, VR, 7.875% (USD) (3)(7)	400,000	396
Cabot Financial Luxembourg, 7.50%, 10/1/23	200,000	234
		864
Total United Kingdom (Cost $1,092)		**1,138**
UNITED STATES 80.0%		
Corporate Bonds 13.2%		
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32	98,460	86
Anixter, 5.125%, 10/1/21 (4)	600,000	609
Ardagh Packaging Finance, 5.25%, 4/30/25 (5)	400,000	410
Bausch Health, 6.50%, 3/15/22 (5)	200,000	204
Broadcom, 4.70%, 4/15/25 (4)(5)	185,000	203
Burlington Coat Factory Warehouse, 6.25%, 4/15/25	225,000	229
Charter Communications Operating, 4.464%, 7/23/22	265,000	280
Cincinnati Bell, 8.00%, 10/15/25 (5)	250,000	253
Crown Castle International, 4.875%, 4/15/22	335,000	357
Energizer Holdings, 6.375%, 7/15/26 (5)	145,000	149
Fiserv, 3.50%, 10/1/22	400,000	421
GCI, 6.875%, 4/15/25	70,000	72
Genesis Energy, 6.00%, 5/15/23	400,000	350

Graphic Packaging International, 4.75%, 4/15/21	400,000	403
Howmet Aerospace, 5.40%, 4/15/21	152,000	155
Intelsat Jackson Holdings, 9.50%, 9/30/22 (5)	195,000	216
NBCUniversal Enterprise, 5.25% (5)(7)	200,000	202
New Albertsons, 3.50%, 2/15/23 (5)	155,000	153
Nielsen Finance, 5.00%, 4/15/22 (5)	100,000	98
Nielsen Luxembourg, 5.50%, 10/1/21 (5)	200,000	198
NuStar Logistics, 4.80%, 9/1/20 (4)	200,000	194
Pattern Energy Group, 5.875%, 2/1/24 (5)	400,000	400
Paypal Holdings, 2.20%, 9/26/22	400,000	407
Solera, 10.50%, 3/1/24 (5)	150,000	148
T-Mobile USA, 6.375%, 3/1/25 (4)	750,000	771
T-Mobile USA, 3.50%, 4/15/25	55,000	58
Taylor Morrison Communities, 5.875%, 1/31/25 (5)	200,000	185
Tech Data, 3.70%, 2/15/22	600,000	597
United Airlines PTT, Series 2018-1, Class AA, 3.50%, 3/1/30	186,605	165
Univision Communications, 6.75%, 9/15/22 (4)(5)	200,000	202
USA Compression Partners, 6.875%, 9/1/27	270,000	221
Yum! Brands, 7.75%, 4/1/25 (4)(5)	40,000	44
		8,440
Bank Loans 8.1% (2)		
Advanced Disposal Services, FRN, 3M USD LIBOR + 2.25%, 3.00%, 11/10/23	590,404	582
Airbnb, FRN, 1M USD LIBOR + 0.00%, 4/14/25 (8)	250,000	253
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.904%, 8/4/25	205,000	198
B&G Foods, FRN, 1M USD LIBOR + 2.50%, 2.904%, 10/10/26	64,488	62
CEOC, FRN, 3M USD LIBOR + 2.00%, 2.404%, 10/7/24	211,518	204
Charter NEX U.S., FRN, 3M USD LIBOR + 3.50%, 5/16/24	33,625	32
Citadel Securities, FRN, 1M USD LIBOR + 2.75%, 3.154%, 2/27/26	34,913	33

Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%, 7.32%, 7/20/26	205,000	165
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.25%, 4.322%, 10/7/26 (9)	89,363	81
Froneri U.S., FRN, 1M USD LIBOR + 5.75%, 6.154%, 1/31/28	105,000	99
Hostess Brands, FRN, 1M USD LIBOR + 2.25%, 3.007%, 8/3/25	149,624	143
Infor U.S., FRN, 3M USD LIBOR + 2.75%, 3.75%, 2/1/22	498,972	489
Ingersoll-Rand Services, FRN, 1M USD LIBOR + 1.75%, 2.154%, 3/1/27	200,000	189
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 3.50%, 6.75%, 1/2/24	180,000	178
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 7.154%, 3/16/26	373,667	278
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%, 2.654%, 3/24/25	149,481	138
Pacific Gas & Electric, FRN, 3M USD LIBOR + 2.25%, 3.08%, 12/31/20	485,000	480
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 3.654%, 10/1/25	197,490	193
Rent-A-Center, FRN, 3M USD LIBOR + 4.50%, 5.438%, 8/5/26 (9)	148,876	142
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%, 5.073%, 8/14/26	84,388	78
Solera, FRN, 3M USD LIBOR + 2.75%, 4.363%, 3/3/23	197,419	187
T-Mobile USA, FRN, 1M USD LIBOR+ 3.00%, 4/1/27 (8)	315,000	313
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 7.904%, 2/4/28	430,000	323
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 5.00%, 4/4/25	193,508	182
Vungle, FRN, 1M USD LIBOR + 5.50%, 5.904%, 9/30/26 (9)	143,901	135
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 4.072%, 2/5/26	24,938	22
		5,179
Common Stocks 0.3%		
Bristol-Myers Squibb, CVR (6)	1,900	8

Collier Creek Holdings (6)	14,339	156
Conyers Park II Acquisition (6)	3,442	38
Sentinel Energy Services, EC (6)(9)(10)	28,029	–
Tradeweb Markets, Class A	169	9
		211
Convertible Preferred Stocks 2.0%		
American Electric Power, 6.125%, 3/15/22 (4)	1,889	95
Assurant, Series D, 6.50%, 3/15/21	800	86
Becton Dickinson & Company, Series A, 6.125%, 5/01/20	3,350	199
Broadcom, Series A, 8.00%, 9/30/22	194	197
Danaher, Series A, 4.75%, 4/15/22	200	239
DTE Energy, 6.25%, 11/1/22	1,266	53
Elanco Animal Health, 5.00%, 2/1/23 (4)	2,016	93
Sempra Energy, Series A, 6.00%, 1/15/21	1,200	124
Sempra Energy, Series B, 6.75%, 7/15/21	375	38
Southern, Series A, 6.75%, 8/1/22	2,593	124
		1,248
Preferred Stocks 0.4%		
Federal National Mortgage Association, 7.265% (7)	6,000	34
NuStar Logistics, VR, 7.953%, 1/15/43 (4)	12,500	238
		272
Bond Mutual Funds 40.6%		
T. Rowe Price Dynamic Credit Fund - I Class, 5.57% (10)(11)	933,268	8,380
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.12% (10)(11)	330,942	3,164
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 2.88% (10)(11)	2,879,149	14,367
		25,911
Equity Mutual Funds 13.7%		
T. Rowe Price Global Stock Fund (10)	198,730	8,730
		8,730

Convertible Bonds 0.3%		
Air Transport Services Group, 1.125%, 10/15/24	200,000	184
		184
Non-U.S. Government Mortgage-Backed Securities 1.1%		
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1, CMO, ARM, 3.60%, 4/25/49 (5)	189,315	194
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, CMO, ARM, 3.793%, 3/25/48 (5)	144,369	144
Verus Securitization Trust, Series 2018-INV1, Class A1, CMO, ARM, 3.626%, 3/25/58 (5)	190,907	187
Verus Securitization Trust, Series 2019-1, Class A1, CMO, ARM, 3.836%, 2/25/59 (5)	149,429	148
		673
Asset-Backed Securities 0.3%		
Taco Bell Funding, Series 2018-1A, Class A2I, 4.318%, 11/25/48 (5)	202,438	207
		207
Total United States (Cost $51,113)		**51,055**
SHORT-TERM INVESTMENTS 5.6%		
Money Market Funds 5.6%		
T. Rowe Price Government Reserve Fund, 0.24% (10)(12)	3,535,336	3,535
Total Short-Term Investments (Cost $3,535)		**3,535**
SECURITIES LENDING COLLATERAL 2.5%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2.5%		
Short-Term Funds 2.5%		
T. Rowe Price Short-Term Fund, 0.79% (10)(12)	162,069	1,621
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		**1,621**
Total Securities Lending Collateral (Cost $1,621)		**1,621**

OPTIONS PURCHASED 0.0%

Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
Cincinnati Bell, Put, 8/21/20 @ $10.00 (6)	200	293	2
Total Options Purchased (Cost $1)			**2**

Total Investments in Securities	
98.2% of Net Assets (Cost $62,833)	**$ 62,602**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4) See Note 4. All or a portion of this security is on loan at April 30, 2020.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,732 and represents 7.4% of net assets.
(6) Non-income producing
(7) Perpetual security with no stated maturity date.
(8) All or a portion of this loan is unsettled as of April 30, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(9) See Note 2. Level 3 in fair value hierarchy.
(10) Affiliated Companies
(11) SEC 30-day yield
(12) Seven-day yield
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M EUR LIBOR One month EUR EURIBOR (EURO interbank offered rate)
1M GBP LIBOR One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

(Amounts in $000s)

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
SWAPS 0.3%				
BILATERAL SWAPS 0.3%				
Credit Default Swaps, Protection Bought 0.0%				
Sweden 0.0%				
Goldman Sachs, Protection Bought (Relevant Credit: Stena, 7.00% 2/1/24), Pay 5.00% Quarterly, Receive upon credit default, 6/20/21 (EUR)	100	2	(1)	3
Total Sweden			**(1)**	**3**
Total Bilateral Credit Default Swaps, Protection Bought			**(1)**	**3**
Total Return Swaps 0.3%				
Belgium 0.0%				
Goldman Sachs, Receive Underlying Reference: Umicore Monthly, Pay Variable (0.022)% (1M EUR LIBOR + 0.40%) Monthly, 1/20/22	48	5	–	5
Total Belgium			**–**	**5**
Bermuda 0.0%				
Morgan Stanley, Receive Underlying Reference: Marvell Technology Group Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	53	3	–	3
Total Bermuda			**–**	**3**
Brazil 0.0%				
Morgan Stanley, Receive Underlying Reference: Magazine Luiza Monthly, Pay Variable 0.891% (1M USD LIBOR + 0.45%) Monthly, 1/20/22	32	5	–	5

Goldman Sachs, Pay Underlying Reference: AP Moller - Maersk, Class B Monthly, Receive Variable (0.613)% (1M DKK CIBOR + (0.40)%) Monthly, 1/20/22	272	(4)	–	(4)
JPMorgan Chase, Receive Underlying Reference: Ascendis Pharma Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	89	7	–	7
Morgan Stanley, Pay Underlying Reference: Coloplast, Class B Monthly, Receive Variable (0.613)% (1M DKK CIBOR + (0.40)%) Monthly, 1/20/22	1,340	(5)	–	(5)
Morgan Stanley, Pay Underlying Reference: Vestas Wind Systems Monthly, Receive Variable (0.613)% (1M DKK CIBOR + (0.40)%) Monthly, 1/20/22	725	(2)	–	(2)
UBS Securities, Pay Underlying Reference: AP Moller - Maersk, Class B Monthly, Receive Variable (0.613)% (1M DKK CIBOR + (0.40)%) Monthly, 1/20/22	210	(3)	–	(3)
UBS Securities, Pay Underlying Reference: ISS Monthly, Receive Variable (0.613)% (1M DKK CIBOR + (0.40)%) Monthly, 1/20/22	353	(1)	–	(1)
UBS Securities, Pay Underlying Reference: Vestas Wind Systems Monthly, Receive Variable (0.613)% (1M DKK CIBOR + (0.40)%) Monthly, 1/20/22	614	(1)	–	(1)
Total Denmark			**–**	**(12)**
Finland 0.1%				
Morgan Stanley, Pay Underlying Reference: Nokia Oyj Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/19/22	49	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Sampo Oyj, A Shares Monthly, Pay Variable 0.128% (1M EUR LIBOR + 0.55%) Monthly, 1/20/22	44	6	–	6
Morgan Stanley, Receive Underlying Reference: Wartsila OYJ Monthly, Pay Variable 0.128% (1M EUR LIBOR + 0.55%) Monthly, 1/20/22	66	1	–	1

UBS Securities, Receive Underlying Reference: Sampo Oyj, A Shares Monthly, Pay Variable (0.084)% (1M EUR LIBOR + 0.35%) Monthly, 1/19/22	26	4	—	4
UBS Securities, Receive Underlying Reference: Sampo Oyj, A Shares Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/19/22	168	23	—	23
Total Finland			**—**	**27**
France 0.0%				
Citibank, Pay Underlying Reference: Dassault Systemes Monthly, Receive Variable (0.772)% (1M EUR LIBOR + (0.35)%) Monthly, 1/19/22	92	(2)	—	(2)
Citibank, Pay Underlying Reference: Klepierre Monthly, Receive Variable (0.772)% (1M EUR LIBOR + (0.35)%) Monthly, 1/19/22	30	(4)	—	(4)
Citibank, Pay Underlying Reference: Klepierre Monthly, Receive Variable (0.772)% (1M EUR LIBOR + (0.35)%) Monthly, 1/20/22	45	(6)	—	(6)
Citibank, Pay Underlying Reference: Natixis Monthly, Receive Variable (0.772)% (1M EUR LIBOR + (0.35)%) Monthly, 1/20/22	22	(2)	—	(2)
Citibank, Pay Underlying Reference: Unibail-Rodamco-Westfield Monthly, Receive Variable (0.772)% (1M EUR LIBOR + (0.35)%) Monthly, 1/20/22	1	—	—	—
Citibank, Pay Underlying Reference: Valeo Monthly, Receive Variable (0.772)% (1M EUR LIBOR + (0.35)%) Monthly, 1/20/22	34	(14)	—	(14)
Citibank, Receive Underlying Reference: AXA Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/20/22	178	17	—	17
Citibank, Receive Underlying Reference: Eutelsat Communications Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/20/22	36	1	—	1
Citibank, Receive Underlying Reference: Sartorius Stedim Biotech Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/20/22	60	6	—	6

UBS Securities, Receive Underlying Reference: JCDecaux Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/20/22	31	4	–	4
Total France			**–**	**17**
Germany 0.0%				
Citibank, Pay Underlying Reference: Delivery Hero Monthly, Receive Variable (0.772)% (1M EUR LIBOR + (0.35)%) Monthly, 1/19/22	7	(1)	–	(1)
Citibank, Pay Underlying Reference: Fresenius Monthly, Receive Variable (0.772)% (1M EUR LIBOR + (0.35)%) Monthly, 1/20/22	94	(9)	–	(9)
Citibank, Receive Underlying Reference: Brenntag Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/20/22	28	4	–	4
Citibank, Receive Underlying Reference: Continental Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/20/22	9	1	–	1
Citibank, Receive Underlying Reference: Infineon Technologies Monthly, Pay Variable (0.115)% (1M EUR LIBOR + 0.35%) Monthly, 1/19/22	111	(3)	–	(3)
Citibank, Receive Underlying Reference: Infineon Technologies Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/19/22	36	4	–	4
Citibank, Receive Underlying Reference: KION Group Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/19/22	113	13	–	13
Citibank, Receive Underlying Reference: Volkswagen Monthly, Pay Variable (0.083)% (1M EUR LIBOR + 0.35%) Monthly, 1/19/22	110	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Deutsche Post Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Deutsche Telekom Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	57	(6)	–	(6)

Goldman Sachs, Pay Underlying Reference: Merck KGaA Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	209	(23)	—	(23)
Goldman Sachs, Pay Underlying Reference: Vonovia Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	161	2	—	2
Goldman Sachs, Receive Underlying Reference: Brenntag Monthly, Pay Variable (0.022)% (1M EUR LIBOR + 0.40%) Monthly, 1/20/22	100	16	—	16
Goldman Sachs, Receive Underlying Reference: Continental Monthly, Pay Variable (0.022)% (1M EUR LIBOR + 0.40%) Monthly, 1/20/22	139	17	—	17
Goldman Sachs, Receive Underlying Reference: Deutsche Wohnen Monthly, Pay Variable (0.022)% (1M EUR LIBOR + 0.40%) Monthly, 1/20/22	95	6	—	6
Goldman Sachs, Receive Underlying Reference: Muenchener Rueckversicherungs-Gesellschaft Monthly, Pay Variable (0.022)% (1M EUR LIBOR + 0.40%) Monthly, 1/19/22	289	29	—	29
JPMorgan Chase, Receive Underlying Reference: KION Group Monthly, Pay Variable (0.422)% (1M EUR LIBOR + 0.40%) Monthly, 1/19/22	59	7	—	7
Morgan Stanley, Pay Underlying Reference: Deutsche Boerse Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	145	(9)	—	(9)
Morgan Stanley, Pay Underlying Reference: Deutsche Post Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/19/22	29	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Deutsche Post Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	183	(14)	—	(14)
Morgan Stanley, Pay Underlying Reference: Deutsche Telekom Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/19/22	58	(6)	—	(6)

Morgan Stanley, Pay Underlying Reference: Deutsche Telekom Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	184	(18)	—	(18)
Morgan Stanley, Pay Underlying Reference: Hannover Rueck Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	155	(16)	—	(16)
Morgan Stanley, Pay Underlying Reference: MTU Aero Engines Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/19/22	129	(11)	—	(11)
Morgan Stanley, Receive Underlying Reference: Covestro Monthly, Pay Variable 0.128% (1M EUR LIBOR + 0.55%) Monthly, 1/19/22	96	6	—	6
Morgan Stanley, Receive Underlying Reference: Infineon Technologies Monthly, Pay Variable 0.128% (1M EUR LIBOR + 0.55%) Monthly, 1/19/22	93	10	—	10
Morgan Stanley, Receive Underlying Reference: Sartorius Monthly, Pay Variable 0.128% (1M EUR LIBOR + 0.55%) Monthly, 1/20/22	95	8	—	8
UBS Securities, Pay Underlying Reference: Fresenius Medical Care Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	35	(6)	—	(6)
UBS Securities, Pay Underlying Reference: Hannover Rueck Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	123	(13)	—	(13)
UBS Securities, Pay Underlying Reference: Siemens Healthineers Monthly, Receive Variable (0.822)% (1M EUR LIBOR + (0.40)%) Monthly, 1/20/22	79	(7)	—	(7)
UBS Securities, Receive Underlying Reference: Daimler Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/20/22	125	19	—	19
UBS Securities, Receive Underlying Reference: Telefonica Deutschland Holding Monthly, Pay Variable (0.084)% (1M EUR LIBOR + 0.35%) Monthly, 1/19/22	38	2	—	2

UBS Securities, Receive Underlying Reference: Telefonica Deutschland Holding Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/19/22	31	1	–	1
UBS Securities, Receive Underlying Reference: Telefonica Deutschland Holding Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/20/22	58	2	–	2
Total Germany			**–**	**2**
Hong Kong 0.0%				
Morgan Stanley, Receive Underlying Reference: Galaxy Entertainment Group Monthly, Pay Variable 2.127% (1M HKD HIBOR + 0.55%) Monthly, 1/19/22	432	3	–	3
Total Hong Kong			**–**	**3**
Ireland (0.0)%				
Bank of America, Pay Underlying Reference: Pentair Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	94	(11)	–	(11)
JPMorgan Chase, Receive Underlying Reference: Linde Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	37	1	–	1
JPMorgan Chase, Receive Underlying Reference: Linde Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	202	3	–	3
Morgan Stanley, Pay Underlying Reference: Aon Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	232	14	–	14
Morgan Stanley, Pay Underlying Reference: Seagate Technology Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	336	1	–	1
Morgan Stanley, Receive Underlying Reference: Johnson Controls International Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	208	–	–	–

Citibank, Pay Underlying Reference: Kakaku.com Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	4,015	(2)	–	(2)
Citibank, Pay Underlying Reference: Sysmex Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	8,976	7	–	7
Citibank, Pay Underlying Reference: Yamato Holdings Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	7,341	2	–	2
Citibank, Receive Underlying Reference: Keyence Monthly, Pay Variable 0.318% (1M JPY LIBOR + 0.40%) Monthly, 1/19/22	7,456	3	–	3
Citibank, Receive Underlying Reference: Keyence Monthly, Pay Variable 0.318% (1M JPY LIBOR + 0.40%) Monthly, 1/20/22	11,184	4	–	4
Citibank, Receive Underlying Reference: Mitsui Fudosan Monthly, Pay Variable 0.318% (1M JPY LIBOR + 0.40%) Monthly, 1/19/22	14,701	13	–	13
Citibank, Receive Underlying Reference: Sumitomo Metal Mining Monthly, Pay Variable 0.318% (1M JPY LIBOR + 0.40%) Monthly, 1/20/22	4,489	4	–	4
Goldman Sachs, Receive Underlying Reference: SoftBank Group Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	157	12	–	12
Morgan Stanley, Pay Underlying Reference: Asahi Group Holdings Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	8,372	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Canon Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	4,091	–	–	–
Morgan Stanley, Pay Underlying Reference: Daifuku Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	15,576	(10)	–	(10)
Morgan Stanley, Pay Underlying Reference: Daikin Industries Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	11,068	(2)	–	(2)

Morgan Stanley, Pay Underlying Reference: Honda Motor Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	32,246	(34)	—	(34)
Morgan Stanley, Pay Underlying Reference: Hoshizaki Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	10,140	(5)	—	(5)
Morgan Stanley, Pay Underlying Reference: Japan Post Holdings Monthly, Receive Variable (0.463)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	15,684	(9)	—	(9)
Morgan Stanley, Pay Underlying Reference: KDDI Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	3,176	1	—	1
Morgan Stanley, Pay Underlying Reference: NEC Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	11,271	3	—	3
Morgan Stanley, Pay Underlying Reference: Omron Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	14,750	(12)	—	(12)
Morgan Stanley, Pay Underlying Reference: Sega Sammy Holdings Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	10,280	—	—	—
Morgan Stanley, Pay Underlying Reference: SG Holdings Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	6,105	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Shimano Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	13,032	3	—	3
Morgan Stanley, Pay Underlying Reference: Shiseido Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	20,798	9	—	9
Morgan Stanley, Pay Underlying Reference: Softbank Monthly, Receive Variable (0.832)% (1M JPY LIBOR + (0.75)%) Monthly, 1/19/22	4,193	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: SUMCO Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	4,914	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference: Sysmex Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	3,264	2	—	2
Morgan Stanley, Pay Underlying Reference: Toyota Motor Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	36,386	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Bridgestone Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/19/22	22,393	6	—	6
Morgan Stanley, Receive Underlying Reference: Demae-Can Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/19/22	3,362	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Denso Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/20/22	28,837	10	—	10
Morgan Stanley, Receive Underlying Reference: Fancl Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/19/22	9,739	2	—	2
Morgan Stanley, Receive Underlying Reference: Fast Retailing Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/19/22	9,688	6	—	6
Morgan Stanley, Receive Underlying Reference: Hamamatsu Photonics Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/19/22	3,764	—	—	—
Morgan Stanley, Receive Underlying Reference: Isuzu Motors Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/20/22	5,995	8	—	8
Morgan Stanley, Receive Underlying Reference: Keyence Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/20/22	7,456	3	—	3
Morgan Stanley, Receive Underlying Reference: Matsumotokiyoshi Holdings Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/19/22	2,952	—	—	—
Morgan Stanley, Receive Underlying Reference: Nippon Telegraph & Telephone Monthly, Pay Variable 0.468% (1M JPY LIBOR + 0.55%) Monthly, 1/19/22	8,534	(4)	—	(4)

UBS Securities, Pay Underlying Reference: Nomura Holdings Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	6,457	(6)	—	(6)
UBS Securities, Pay Underlying Reference: Ono Pharmaceutical Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	27,790	(7)	—	(7)
UBS Securities, Pay Underlying Reference: Softbank Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	4,193	(3)	—	(3)
UBS Securities, Pay Underlying Reference: SUMCO Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	11,316	(4)	—	(4)
UBS Securities, Pay Underlying Reference: Sumitomo Realty & Development Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	15,470	(12)	—	(12)
UBS Securities, Pay Underlying Reference: ZOZO Monthly, Receive Variable (0.482)% (1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	14,407	(8)	—	(8)
UBS Securities, Receive Underlying Reference: Heiwa Real Estate Monthly, Pay Variable 0.268% (1M JPY LIBOR + 0.35%) Monthly, 1/19/22	10,975	13	—	13
UBS Securities, Receive Underlying Reference: Mercari Monthly, Pay Variable 0.268% (1M JPY LIBOR + 0.35%) Monthly, 1/19/22	10,392	22	—	22
UBS Securities, Receive Underlying Reference: Mitsui Fudosan Monthly, Pay Variable 0.268% (1M JPY LIBOR + 0.35%) Monthly, 1/19/22	17,273	15	—	15
UBS Securities, Receive Underlying Reference: Nintendo Monthly, Pay Variable 0.268% (1M JPY LIBOR + 0.35%) Monthly, 1/19/22	14,019	(4)	—	(4)
UBS Securities, Receive Underlying Reference: Relo Group Monthly, Pay Variable 0.268% (1M JPY LIBOR + 0.35%) Monthly, 1/19/22	21,178	7	—	7
UBS Securities, Receive Underlying Reference: Seria Monthly, Pay Variable 0.268% (1M JPY LIBOR + 0.35%) Monthly, 1/19/22	15,725	18	—	18

Morgan Stanley, Receive Underlying Reference: Fiat Chrysler Automobiles Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	155	17	–	17
Morgan Stanley, Receive Underlying Reference: NXP Semiconductors Monthly, Pay Variable 0.30% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	156	–	–	–
Total Netherlands			**–**	**74**
Norway 0.0%				
Citibank, Pay Underlying Reference: Telenor Monthly, Receive Variable (0.01)% (1M NOK NIBOR + (0.35)%) Monthly, 1/20/22	495	1	–	1
Morgan Stanley, Pay Underlying Reference: Telenor Monthly, Receive Variable (0.06)% (1M NOK NIBOR + (0.40)%) Monthly, 1/20/22	1,014	3	–	3
Total Norway			**–**	**4**
Portugal 0.0%				
Morgan Stanley, Receive Underlying Reference: Galp Energia SGPS Monthly, Pay Variable 0.116% (1M EUR LIBOR + 0.55%) Monthly, 1/19/22	52	6	–	6
Morgan Stanley, Receive Underlying Reference: Galp Energia SGPS Monthly, Pay Variable 0.128% (1M EUR LIBOR + 0.55%) Monthly, 1/20/22	54	6	–	6
Total Portugal			**–**	**12**
South Korea 0.0%				
UBS Securities, Receive Underlying Reference: Samsung Electronics Monthly, Pay Variable 1.218% (1M USD LIBOR + 0.50%) Monthly, 1/20/22	144	4	–	4
Total South Korea			**–**	**4**

Spain 0.0%				
Morgan Stanley, Receive Underlying Reference: Telefonica Monthly, Pay Variable 0.128% (1M EUR LIBOR + 0.55%) Monthly, 1/20/22	43	1	—	1
UBS Securities, Receive Underlying Reference: Telefonica Monthly, Pay Variable (0.072)% (1M EUR LIBOR + 0.35%) Monthly, 1/20/22	105	1	—	1
Total Spain			**—**	**2**
Sweden 0.1%				
Goldman Sachs, Receive Underlying Reference: Hexagon, B shares Monthly, Pay Variable 0.496% (1M SEK STIBOR + 0.40%) Monthly, 1/19/22	308	4	—	4
Goldman Sachs, Receive Underlying Reference: Hexagon, B shares Monthly, Pay Variable 0.54% (1M SEK STIBOR + 0.40%) Monthly, 1/20/22	837	8	—	8
Morgan Stanley, Receive Underlying Reference: Boliden Monthly, Pay Variable 0.69% (1M SEK STIBOR + 0.55%) Monthly, 1/20/22	307	2	—	2
Morgan Stanley, Receive Underlying Reference: Trelleborg, B shares Monthly, Pay Variable 0.69% (1M SEK STIBOR + 0.55%) Monthly, 1/19/22	1,141	19	—	19
UBS Securities, Receive Underlying Reference: Boliden Monthly, Pay Variable 0.446% (1M SEK STIBOR + 0.35%) Monthly, 1/19/22	409	—	—	—
UBS Securities, Receive Underlying Reference: Boliden Monthly, Pay Variable 0.49% (1M SEK STIBOR + 0.35%) Monthly, 1/19/22	1,070	7	—	7
Total Sweden			**—**	**40**
Switzerland 0.0%				
Citibank, Pay Underlying Reference: Credit Suisse Group Monthly, Receive Variable (1.071)% (1M CHF LIBOR + (0.35)%) Monthly, 1/20/22	36	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference: Cie Financiere Richemont Monthly, Pay Variable (0.171)% (1M CHF LIBOR + 0.55%) Monthly, 1/20/22	63	2	–	2
Morgan Stanley, Receive Underlying Reference: Nestle Monthly, Pay Variable (0.176)% (1M CHF LIBOR + 0.55%) Monthly, 1/19/22	46	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Nestle Monthly, Pay Variable (0.171)% (1M CHF LIBOR + 0.55%) Monthly, 1/19/22	142	(2)	–	(2)
UBS Securities, Receive Underlying Reference: Roche Holding Monthly, Pay Variable (0.371)% (1M CHF LIBOR + 0.35%) Monthly, 1/20/22	249	20	–	20
UBS Securities, Receive Underlying Reference: Temenos Monthly, Pay Variable (0.376)% (1M CHF LIBOR + 0.35%) Monthly, 1/19/22	44	2	–	2
UBS Securities, Receive Underlying Reference: Temenos Monthly, Pay Variable (0.371)% (1M CHF LIBOR + 0.35%) Monthly, 1/19/22	122	14	–	14
Total Switzerland			**–**	**16**
United Kingdom 0.1%				
Citibank, Pay Underlying Reference: Aviva Monthly, Receive Variable (0.123)% (1M GBP LIBOR + (0.35)%) Monthly, 1/19/22	89	(2)	–	(2)
Citibank, Pay Underlying Reference: Prudential Monthly, Receive Variable (0.097)% (1M GBP LIBOR + (0.35)%) Monthly, 1/19/22	28	(8)	–	(8)
Citibank, Pay Underlying Reference: Standard Life Aberdeen Monthly, Receive Variable (0.097)% (1M GBP LIBOR + (0.35)%) Monthly, 1/20/22	43	(8)	–	(8)
Citibank, Receive Underlying Reference: InterContinental Hotels Group Monthly, Pay Variable 0.577% (1M GBP LIBOR + 0.35%) Monthly, 1/19/22	26	1	–	1
Citibank, Receive Underlying Reference: London Stock Exchange Group Monthly, Pay Variable 0.604% (1M GBP LIBOR + 0.35%) Monthly, 1/19/22	177	14	–	14

Goldman Sachs, Receive Underlying Reference: Fresnillo Monthly, Pay Variable 0.654% (1M GBP LIBOR + 0.40%) Monthly, 1/19/22	27	1	—	1
Goldman Sachs, Receive Underlying Reference: Informa Monthly, Pay Variable 0.654% (1M GBP LIBOR + 0.40%) Monthly, 1/19/22	78	5	—	5
Goldman Sachs, Receive Underlying Reference: UNITE Group Monthly, Pay Variable 0.654% (1M GBP LIBOR + 0.40%) Monthly, 1/19/22	168	27	—	27
Morgan Stanley, Pay Underlying Reference: Prudential Monthly, Receive Variable (0.147)% (1M GBP LIBOR + (0.40)%) Monthly, 1/19/22	56	(14)	—	(14)
Morgan Stanley, Pay Underlying Reference: Standard Life Aberdeen Monthly, Receive Variable (0.147)% (1M GBP LIBOR + (0.40)%) Monthly, 1/20/22	124	(23)	—	(23)
Morgan Stanley, Receive Underlying Reference: AstraZeneca Monthly, Pay Variable 0.804% (1M GBP LIBOR + 0.55%) Monthly, 1/20/22	61	7	—	7
Morgan Stanley, Receive Underlying Reference: BT Group Monthly, Pay Variable 0.804% (1M GBP LIBOR + 0.55%) Monthly, 1/20/22	51	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Derwent London Monthly, Pay Variable 0.804% (1M GBP LIBOR + 0.55%) Monthly, 1/19/22	79	(4)	—	(4)
Morgan Stanley, Receive Underlying Reference: LivaNova Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	115	7	—	7
Morgan Stanley, Receive Underlying Reference: London Stock Exchange Group Monthly, Pay Variable 0.804% (1M GBP LIBOR + 0.55%) Monthly, 1/19/22	85	7	—	7
Morgan Stanley, Receive Underlying Reference: Network International Holdings Monthly, Pay Variable 0.804% (1M GBP LIBOR + 0.55%) Monthly, 1/19/22	40	2	—	2
Morgan Stanley, Receive Underlying Reference: Network International Holdings Monthly, Pay Variable 0.804% (1M GBP LIBOR + 0.55%) Monthly, 1/20/22	28	1	—	1

Morgan Stanley, Receive Underlying Reference: Polypipe Group Monthly, Pay Variable 0.804% (1M GBP LIBOR + 0.55%) Monthly, 1/19/22	41	4	–	4
Morgan Stanley, Receive Underlying Reference: Segro Monthly, Pay Variable 0.768% (1M GBP LIBOR + 0.55%) Monthly, 1/19/22	37	1	–	1
Morgan Stanley, Receive Underlying Reference: Segro Monthly, Pay Variable 0.80% (1M GBP LIBOR + 0.55%) Monthly, 1/19/22	25	1	–	1
Morgan Stanley, Receive Underlying Reference: Segro Monthly, Pay Variable 0.804% (1M GBP LIBOR + 0.55%) Monthly, 1/19/22	70	2	–	2
UBS Securities, Receive Underlying Reference: ASOS Monthly, Pay Variable 0.604% (1M GBP LIBOR + 0.35%) Monthly, 1/19/22	90	6	–	6
UBS Securities, Receive Underlying Reference: AstraZeneca Monthly, Pay Variable 0.604% (1M GBP LIBOR + 0.35%) Monthly, 1/20/22	56	6	–	6
UBS Securities, Receive Underlying Reference: RELX Monthly, Pay Variable 0.604% (1M GBP LIBOR + 0.35%) Monthly, 1/19/22	22	2	–	2
Total United Kingdom			**–**	**34**
United States (0.3)%				
Bank of America, Pay Underlying Reference: Apartment Investment and Management, Class A Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	57	–	–	–
Bank of America, Pay Underlying Reference: Coty, Class A Monthly, Receive Variable (0.722)% (1M USD LIBOR + (1.473)%) Monthly, 1/20/22	37	2	–	2
Bank of America, Pay Underlying Reference: Duke Energy Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	100	3	–	3
Bank of America, Pay Underlying Reference: FMC Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	93	(9)	–	(9)

Bank of America, Pay Underlying Reference: UDR Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	42	–	–	–
Bank of America, Pay Underlying Reference: ViaSat Monthly, Receive Variable (0.118)% (1M USD LIBOR + (0.869)%) Monthly, 1/20/22	40	(2)	–	(2)
Bank of America, Pay Underlying Reference: ViaSat Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	44	(3)	–	(3)
Bank of America, Receive Underlying Reference: Avery Dennison Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	168	5	–	5
Bank of America, Receive Underlying Reference: Cognizant Technology Solutions, Class A Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	115	14	–	14
Bank of America, Receive Underlying Reference: JB Hunt Transport Services Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	73	–	–	–
Bank of America, Receive Underlying Reference: United Parcel Service, Class B Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	119	(6)	–	(6)
Citibank, Pay Underlying Reference: BlackRock Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	216	(29)	–	(29)
Citibank, Pay Underlying Reference: Franklin Electric Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	28	(3)	–	(3)
Citibank, Pay Underlying Reference: IQVIA Holdings Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	114	(17)	–	(17)
Citibank, Receive Underlying Reference: Cigna Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	32	3	–	3
Citibank, Receive Underlying Reference: NextEra Energy Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	213	(6)	–	(6)

Citibank, Receive Underlying Reference: RPM International Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	141	4	—	4
Citibank, Receive Underlying Reference: Stanley Black & Decker Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	55	1	—	1
Citibank, Receive Underlying Reference: VeriSign Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	133	5	—	5
Goldman Sachs, Pay Underlying Reference: American Express Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	40	(4)	—	(4)
Goldman Sachs, Pay Underlying Reference: Charles Schwab Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	62	(5)	—	(5)
Goldman Sachs, Pay Underlying Reference: Exxon Mobil Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	104	(16)	—	(16)
Goldman Sachs, Pay Underlying Reference: HollyFrontier Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	60	(23)	—	(23)
Goldman Sachs, Pay Underlying Reference: Hormel Foods Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	69	2	—	2
Goldman Sachs, Pay Underlying Reference: Interpublic Group Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	34	(5)	—	(5)
Goldman Sachs, Pay Underlying Reference: Kellogg Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	84	(3)	—	(3)
Goldman Sachs, Pay Underlying Reference: KLA Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	32	(2)	—	(2)
Goldman Sachs, Pay Underlying Reference: Kraft Heinz Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	38	(3)	—	(3)

Goldman Sachs, Pay Underlying Reference: Morgan Stanley Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	240	(7)	—	(7)
Goldman Sachs, Pay Underlying Reference: Starbucks Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	146	(8)	—	(8)
Goldman Sachs, Pay Underlying Reference: Zimmer Biomet Holdings Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	69	(6)	—	(6)
Goldman Sachs, Receive Underlying Reference: Advanced Micro Devices Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	153	(7)	—	(7)
Goldman Sachs, Receive Underlying Reference: Anixter International Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	56	2	—	2
Goldman Sachs, Receive Underlying Reference: Cummins Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	255	32	—	32
Goldman Sachs, Receive Underlying Reference: Dollar Tree Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	82	2	—	2
Goldman Sachs, Receive Underlying Reference: E*TRADE Financial Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	234	11	—	11
Goldman Sachs, Receive Underlying Reference: Encore Capital Group Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	124	3	—	3
Goldman Sachs, Receive Underlying Reference: Fortive Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	28	3	—	3
Goldman Sachs, Receive Underlying Reference: International Paper Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	131	10	—	10

Goldman Sachs, Receive Underlying Reference: Intuit Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	191	13	—	13
Goldman Sachs, Receive Underlying Reference: McDonald's Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	185	10	—	10
Goldman Sachs, Receive Underlying Reference: Packaging Monthly, Pay Variable 1.151% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	119	15	—	15
JPMorgan Chase, Pay Underlying Reference: AmerisourceBergen Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	127	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: Bank of America Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	44	(4)	—	(4)
JPMorgan Chase, Pay Underlying Reference: CH Robinson Worldwide Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	127	—	—	—
JPMorgan Chase, Pay Underlying Reference: Citizens Financial Group Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	106	(24)	—	(24)
JPMorgan Chase, Pay Underlying Reference: DTE Energy Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	107	1	—	1
JPMorgan Chase, Pay Underlying Reference: Expeditors International of Washington Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	199	(8)	—	(8)
JPMorgan Chase, Pay Underlying Reference: General Motors Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	77	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: Hershey Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	116	8	—	8

JPMorgan Chase, Pay Underlying Reference: Hewlett Packard Enterprise Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	133	(7)	—	(7)
JPMorgan Chase, Pay Underlying Reference: Intel Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	33	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Intel Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	170	(3)	—	(3)
JPMorgan Chase, Pay Underlying Reference: International Business Machines Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	39	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: L Brands Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	51	3	—	3
JPMorgan Chase, Pay Underlying Reference: Lowe's Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	146	(17)	—	(17)
JPMorgan Chase, Pay Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	65	1	—	1
JPMorgan Chase, Pay Underlying Reference: Oracle Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	234	1	—	1
JPMorgan Chase, Pay Underlying Reference: Republic Services Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	136	(2)	—	(2)
JPMorgan Chase, Pay Underlying Reference: Twitter Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	82	(3)	—	(3)
JPMorgan Chase, Pay Underlying Reference: Verizon Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	48	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Vulcan Materials Monthly, Receive Variable 0.751% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	53	(1)	—	(1)

JPMorgan Chase, Receive Underlying Reference: Carvana Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	216	24	—	24
JPMorgan Chase, Receive Underlying Reference: Comcast, Class A Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	88	1	—	1
JPMorgan Chase, Receive Underlying Reference: CVS Health Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	60	1	—	1
JPMorgan Chase, Receive Underlying Reference: Entergy Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	137	(3)	—	(3)
JPMorgan Chase, Receive Underlying Reference: Juniper Networks Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	130	(2)	—	(2)
JPMorgan Chase, Receive Underlying Reference: Kimberly-Clark Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	251	1	—	1
JPMorgan Chase, Receive Underlying Reference: McKesson Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	35	1	—	1
JPMorgan Chase, Receive Underlying Reference: Netflix Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	65	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: Philip Morris International Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	55	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: Wells Fargo Monthly, Pay Variable 0.751% (1M USD LIBOR + 0.40%) Monthly, 1/20/22	139	2	—	2

Morgan Stanley, Pay Underlying Reference: ABIOMED Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	106	(22)	–	(22)
Morgan Stanley, Pay Underlying Reference: Activision Blizzard Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	185	4	–	4
Morgan Stanley, Pay Underlying Reference: Adobe Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	109	(7)	–	(7)
Morgan Stanley, Pay Underlying Reference: Advanced Disposal Services Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	224	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Albemarle Monthly, Receive Variable 0.331% (1M USD LIBOR + (0.42)%) Monthly, 1/20/22	132	(7)	–	(7)
Morgan Stanley, Pay Underlying Reference: AMC Networks, Class A Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	177	(4)	–	(4)
Morgan Stanley, Pay Underlying Reference: American Airlines Group Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	52	1	–	1
Morgan Stanley, Pay Underlying Reference: American Express Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	146	(14)	–	(14)
Morgan Stanley, Pay Underlying Reference: AMETEK Monthly, Receive Variable 0.418% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	76	(10)	–	(10)
Morgan Stanley, Pay Underlying Reference: Analog Devices Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	239	(22)	–	(22)
Morgan Stanley, Pay Underlying Reference: AT&T Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	102	(3)	–	(3)

Morgan Stanley, Pay Underlying Reference: Avaya Holdings Monthly, Receive Variable 0.373% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	23	(4)	–	(4)
Morgan Stanley, Pay Underlying Reference: Avaya Holdings Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	138	(19)	–	(19)
Morgan Stanley, Pay Underlying Reference: Bank of America Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	54	(4)	–	(4)
Morgan Stanley, Pay Underlying Reference: Bristol-Myers Squibb Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	226	(7)	–	(7)
Morgan Stanley, Pay Underlying Reference: Cabot Oil & Gas Monthly, Receive Variable 0.381% (1M USD LIBOR + (0.37)%) Monthly, 1/20/22	106	(10)	–	(10)
Morgan Stanley, Pay Underlying Reference: Campbell Soup Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	161	2	–	2
Morgan Stanley, Pay Underlying Reference: Caterpillar Monthly, Receive Variable 0.418% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	55	(4)	–	(4)
Morgan Stanley, Pay Underlying Reference: Caterpillar Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	229	(12)	–	(12)
Morgan Stanley, Pay Underlying Reference: Charles Schwab Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	403	(35)	–	(35)
Morgan Stanley, Pay Underlying Reference: Deere Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	68	(5)	–	(5)
Morgan Stanley, Pay Underlying Reference: Delta Air Lines Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	87	(6)	–	(6)

Morgan Stanley, Pay Underlying Reference: DENTSPLY SIRONA Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	30	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Discovery, Class A Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	179	(9)	—	(9)
Morgan Stanley, Pay Underlying Reference: Donaldson Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	72	(7)	—	(7)
Morgan Stanley, Pay Underlying Reference: Dow Monthly, Receive Variable 0.367% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	135	(17)	—	(17)
Morgan Stanley, Pay Underlying Reference: Eastman Chemical Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	193	(31)	—	(31)
Morgan Stanley, Pay Underlying Reference: EchoStar, Class A Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	88	(6)	—	(6)
Morgan Stanley, Pay Underlying Reference: Ecolab Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	125	(13)	—	(13)
Morgan Stanley, Pay Underlying Reference: Eldorado Resorts Monthly, Receive Variable (0.489)% (1M USD LIBOR + (1.24)%) Monthly, 1/20/22	18	(6)	—	(6)
Morgan Stanley, Pay Underlying Reference: Eli Lilly Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	118	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: Emerson Electric Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	203	(39)	—	(39)
Morgan Stanley, Pay Underlying Reference: Equinix Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	126	—	—	—

Morgan Stanley, Pay Underlying Reference: Equitrans Midstream Monthly, Receive Variable 0.061% (1M USD LIBOR + (0.69)%) Monthly, 1/20/22	430	(101)	—	(101)
Morgan Stanley, Pay Underlying Reference: Evergy Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	131	4	—	4
Morgan Stanley, Pay Underlying Reference: Eversource Energy Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	112	10	—	10
Morgan Stanley, Pay Underlying Reference: Exxon Mobil Monthly, Receive Variable 0.368% (1M USD LIBOR + (0.35)%) Monthly, 1/20/22	48	(9)	—	(9)
Morgan Stanley, Pay Underlying Reference: Exxon Mobil Monthly, Receive Variable 0.401% (1M USD LIBOR + (0.35)%) Monthly, 1/20/22	142	(21)	—	(21)
Morgan Stanley, Pay Underlying Reference: Ford Motor Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	32	—	—	—
Morgan Stanley, Pay Underlying Reference: Fortune Brands Home & Security Monthly, Receive Variable 0.391% (1M USD LIBOR + (0.36)%) Monthly, 1/20/22	104	(12)	—	(12)
Morgan Stanley, Pay Underlying Reference: Franklin Electric Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	46	(4)	—	(4)
Morgan Stanley, Pay Underlying Reference: Gartner Monthly, Receive Variable 0.401% (1M USD LIBOR + (0.35)%) Monthly, 1/20/22	100	(16)	—	(16)
Morgan Stanley, Pay Underlying Reference: General Motors Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	129	(4)	—	(4)
Morgan Stanley, Pay Underlying Reference: Hanesbrands Monthly, Receive Variable 0.391% (1M USD LIBOR + (0.36)%) Monthly, 1/20/22	51	(6)	—	(6)
Morgan Stanley, Pay Underlying Reference: Henry Schein Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	27	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference: Hewlett Packard Enterprise Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	63	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: HollyFrontier Monthly, Receive Variable 0.418% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	34	(14)	–	(14)
Morgan Stanley, Pay Underlying Reference: HP Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	194	(6)	–	(6)
Morgan Stanley, Pay Underlying Reference: International Business Machines Monthly, Receive Variable 0.391% (1M USD LIBOR + (0.36)%) Monthly, 1/20/22	112	(6)	–	(6)
Morgan Stanley, Pay Underlying Reference: International Business Machines Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	238	(12)	–	(12)
Morgan Stanley, Pay Underlying Reference: Interpublic Group Monthly, Receive Variable 0.373% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	46	(6)	–	(6)
Morgan Stanley, Pay Underlying Reference: Interpublic Group Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	175	(27)	–	(27)
Morgan Stanley, Pay Underlying Reference: Invesco QQQ Trust Series 1 Monthly, Receive Variable 0.18% (1M USD LIBOR + (0.39)%) Monthly, 1/20/22	367	(16)	–	(16)
Morgan Stanley, Pay Underlying Reference: Invesco QQQ Trust Series 1 Monthly, Receive Variable 0.361% (1M USD LIBOR + (0.39)%) Monthly, 1/20/22	1,340	(60)	–	(60)
Morgan Stanley, Pay Underlying Reference: Johnson & Johnson Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	114	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Kimco Realty Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	84	(11)	–	(11)

Morgan Stanley, Pay Underlying Reference: KLA Monthly, Receive Variable 0.361% (1M USD LIBOR + (0.39)%) Monthly, 1/20/22	163	(11)	—	(11)
Morgan Stanley, Pay Underlying Reference: Kraft Heinz Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	48	(4)	—	(4)
Morgan Stanley, Pay Underlying Reference: Livent Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	126	(7)	—	(7)
Morgan Stanley, Pay Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	89	2	—	2
Morgan Stanley, Pay Underlying Reference: McCormick Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	83	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Mid-America Apartment Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	83	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Mohawk Industries Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	46	(5)	—	(5)
Morgan Stanley, Pay Underlying Reference: Northern Trust Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	65	—	—	—
Morgan Stanley, Pay Underlying Reference: Paychex Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	288	(16)	—	(16)
Morgan Stanley, Pay Underlying Reference: Prospect Capital Monthly, Receive Variable (13.409)% (1M USD LIBOR + (14.16)%) Monthly, 1/20/22	73	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: PTC Therapeutics Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	107	(10)	—	(10)
Morgan Stanley, Pay Underlying Reference: ResMed Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	205	6	—	6

Morgan Stanley, Pay Underlying Reference: Robert Half International Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	91	(13)	–	(13)
Morgan Stanley, Pay Underlying Reference: Rollins Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	113	(10)	–	(10)
Morgan Stanley, Pay Underlying Reference: SPDR S&P 500 ETF Trust Monthly, Receive Variable 0.141% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	1,149	(42)	–	(42)
Morgan Stanley, Pay Underlying Reference: SPDR S&P 500 ETF Trust Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	5,695	(259)	–	(259)
Morgan Stanley, Pay Underlying Reference: Starbucks Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	38	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Synchrony Financial Monthly, Receive Variable 0.431% (1M USD LIBOR + (0.32)%) Monthly, 1/20/22	43	(14)	–	(14)
Morgan Stanley, Pay Underlying Reference: Teradyne Monthly, Receive Variable 0.07% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	123	8	–	8
Morgan Stanley, Pay Underlying Reference: US Bancorp, Series 1 Monthly, Receive Variable 0.367% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	260	(13)	–	(13)
Morgan Stanley, Pay Underlying Reference: VanEck Vectors Semiconductor ETF Monthly, Receive Variable (0.589)% (1M USD LIBOR + (1.34)%) Monthly, 1/20/22	185	(9)	–	(9)
Morgan Stanley, Pay Underlying Reference: Varian Medical Systems Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	58	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: ViacomCBS, Class B Monthly, Receive Variable 0.138% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	48	(1)	–	(1)

Morgan Stanley, Pay Underlying Reference: ViacomCBS, Class B Monthly, Receive Variable 0.187% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	69	(10)	—	(10)
Morgan Stanley, Pay Underlying Reference: ViaSat Monthly, Receive Variable 0.373% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	45	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: ViaSat Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	12	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Vulcan Materials Monthly, Receive Variable 0.351% (1M USD LIBOR + (0.40)%) Monthly, 1/20/22	71	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: WABCO Holdings Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	135	1	—	1
Morgan Stanley, Pay Underlying Reference: Walgreens Boots Alliance Monthly, Receive Variable 0.451% (1M USD LIBOR + (0.30)%) Monthly, 1/20/22	52	—	—	—
Morgan Stanley, Pay Underlying Reference: Xylem Monthly, Receive Variable 0.381% (1M USD LIBOR + (0.37)%) Monthly, 1/20/22	100	(7)	—	(7)
Morgan Stanley, Receive Underlying Reference: Aimmune Therapeutics Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	140	13	—	13
Morgan Stanley, Receive Underlying Reference: Alphabet, Class A Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	251	17	—	17
Morgan Stanley, Receive Underlying Reference: Altaba Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	157	15	—	15
Morgan Stanley, Receive Underlying Reference: Altria Group Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	140	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: Amazon.com Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	311	21	—	21

Morgan Stanley, Receive Underlying Reference: Ameren Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	432	(14)	—	(14)
Morgan Stanley, Receive Underlying Reference: American Electric Power Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	113	—	—	—
Morgan Stanley, Receive Underlying Reference: Amphenol, Class A Monthly, Pay Variable 0.925% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	23	3	—	3
Morgan Stanley, Receive Underlying Reference: Amphenol, Class A Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	104	10	—	10
Morgan Stanley, Receive Underlying Reference: Apple Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	214	7	—	7
Morgan Stanley, Receive Underlying Reference: Applied Materials Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	70	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Atmos Energy Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	133	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: Avalara Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	96	12	—	12
Morgan Stanley, Receive Underlying Reference: Becton Dickinson Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	203	—	—	—
Morgan Stanley, Receive Underlying Reference: Biogen Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	57	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: Caesars Entertainment Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	90	24	—	24
Morgan Stanley, Receive Underlying Reference: Camden Property Trust Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	137	5	—	5

Morgan Stanley, Receive Underlying Reference: Capital One Financial Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	103	24	—	24
Morgan Stanley, Receive Underlying Reference: CarMax Monthly, Pay Variable 0.30% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	37	—	—	—
Morgan Stanley, Receive Underlying Reference: CarMax Monthly, Pay Variable 0.87% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	39	5	—	5
Morgan Stanley, Receive Underlying Reference: CarMax Monthly, Pay Variable 0.925% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	16	3	—	3
Morgan Stanley, Receive Underlying Reference: Celanese Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	250	28	—	28
Morgan Stanley, Receive Underlying Reference: Ceridian HCM Holding Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	177	21	—	21
Morgan Stanley, Receive Underlying Reference: CF Industries Holdings Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	85	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: CME Group Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	87	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Cognex Monthly, Pay Variable 0.787% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	29	4	—	4
Morgan Stanley, Receive Underlying Reference: Cognex Monthly, Pay Variable 0.925% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	24	4	—	4
Morgan Stanley, Receive Underlying Reference: Cognex Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	59	13	—	13
Morgan Stanley, Receive Underlying Reference: Colgate-Palmolive Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	87	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference: Concho Resources Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	38	6	—	6
Morgan Stanley, Receive Underlying Reference: Cummins Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	109	13	—	13
Morgan Stanley, Receive Underlying Reference: DocuSign Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	161	7	—	7
Morgan Stanley, Receive Underlying Reference: Elanco Animal Health Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	134	12	—	12
Morgan Stanley, Receive Underlying Reference: EOG Resources Monthly, Pay Variable 0.67% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	48	—	—	—
Morgan Stanley, Receive Underlying Reference: EOG Resources Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	50	9	—	9
Morgan Stanley, Receive Underlying Reference: EQM Midstream Partners LP Monthly, Pay Variable 1.301% (1M USD LIBOR + 0.55%) Monthly, 1/20/22	421	103	—	103
Morgan Stanley, Receive Underlying Reference: Equity Residential Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	92	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Essex Property Trust Monthly, Pay Variable 0.973% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	56	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Eversource Energy Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	93	(8)	—	(8)
Morgan Stanley, Receive Underlying Reference: Exact Sciences Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	167	30	—	30
Morgan Stanley, Receive Underlying Reference: Facebook, Class A Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	392	62	—	62

Morgan Stanley, Receive Underlying Reference: Fiserv Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	174	17	—	17
Morgan Stanley, Receive Underlying Reference: Five9 Monthly, Pay Variable 0.967% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	24	—	—	—
Morgan Stanley, Receive Underlying Reference: Five9 Monthly, Pay Variable 0.973% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	23	—	—	—
Morgan Stanley, Receive Underlying Reference: Five9 Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	146	11	—	11
Morgan Stanley, Receive Underlying Reference: FleetCor Technologies Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	84	12	—	12
Morgan Stanley, Receive Underlying Reference: General Electric Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	25	1	—	1
Morgan Stanley, Receive Underlying Reference: Global Payments Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	200	35	—	35
Morgan Stanley, Receive Underlying Reference: Goldman Sachs Group Monthly, Pay Variable 0.973% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	18	—	—	—
Morgan Stanley, Receive Underlying Reference: Goldman Sachs Group Monthly, Pay Variable 1.018% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	27	1	—	1
Morgan Stanley, Receive Underlying Reference: Goldman Sachs Group Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	210	5	—	5
Morgan Stanley, Receive Underlying Reference: Hess Monthly, Pay Variable 0.738% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	54	8	—	8
Morgan Stanley, Receive Underlying Reference: Humana Monthly, Pay Variable 1.018% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	34	1	—	1

Morgan Stanley, Receive Underlying Reference: Humana Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	87	7	—	7
Morgan Stanley, Receive Underlying Reference: Incyte Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	139	10	—	10
Morgan Stanley, Receive Underlying Reference: Ingersoll Rand Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	193	38	—	38
Morgan Stanley, Receive Underlying Reference: International Flavors & Fragrances Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	33	4	—	4
Morgan Stanley, Receive Underlying Reference: Intuitive Surgical Monthly, Pay Variable 0.67% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	52	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Intuitive Surgical Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	153	—	—	—
Morgan Stanley, Receive Underlying Reference: iRhythm Technologies Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	80	15	—	15
Morgan Stanley, Receive Underlying Reference: JPMorgan Chase Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	209	11	—	11
Morgan Stanley, Receive Underlying Reference: KKR, Class A Monthly, Pay Variable 1.301% (1M USD LIBOR + 0.55%) Monthly, 1/20/22	126	11	—	11
Morgan Stanley, Receive Underlying Reference: Lam Research Monthly, Pay Variable 1.018% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	57	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Lam Research Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	180	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: Littelfuse Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	104	12	—	12

Morgan Stanley, Receive Underlying Reference: Micron Technology Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	139	4	—	4
Morgan Stanley, Receive Underlying Reference: Microsoft Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	240	10	—	10
Morgan Stanley, Receive Underlying Reference: Mondelez International, Class A Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	81	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Monster Beverage Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	119	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: MyoKardia Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	53	10	—	10
Morgan Stanley, Receive Underlying Reference: National Instruments Monthly, Pay Variable 0.787% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	26	1	—	1
Morgan Stanley, Receive Underlying Reference: National Instruments Monthly, Pay Variable 0.925% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	23	2	—	2
Morgan Stanley, Receive Underlying Reference: National Instruments Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	102	6	—	6
Morgan Stanley, Receive Underlying Reference: NIKE, Class B Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	111	3	—	3
Morgan Stanley, Receive Underlying Reference: NVIDIA Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	203	8	—	8
Morgan Stanley, Receive Underlying Reference: Oportun Financial Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	42	3	—	3
Morgan Stanley, Receive Underlying Reference: PACCAR Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	201	12	—	12

Morgan Stanley, Receive Underlying Reference: Parker-Hannifin Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	105	22	—	22
Morgan Stanley, Receive Underlying Reference: Pioneer Natural Resources Monthly, Pay Variable 0.67% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	45	—	—	—
Morgan Stanley, Receive Underlying Reference: PNC Financial Services Group Monthly, Pay Variable 0.787% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	31	2	—	2
Morgan Stanley, Receive Underlying Reference: PNC Financial Services Group Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	198	34	—	34
Morgan Stanley, Receive Underlying Reference: Procter & Gamble Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	91	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Public Storage Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	78	(4)	—	(4)
Morgan Stanley, Receive Underlying Reference: QUALCOMM Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	76	2	—	2
Morgan Stanley, Receive Underlying Reference: Rockwell Automation Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	177	34	—	34
Morgan Stanley, Receive Underlying Reference: Ross Stores Monthly, Pay Variable 0.704% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	76	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Ross Stores Monthly, Pay Variable 0.87% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	101	9	—	9
Morgan Stanley, Receive Underlying Reference: salesforce.com Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	228	9	—	9
Morgan Stanley, Receive Underlying Reference: Seaboard Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	135	—	—	—

Morgan Stanley, Receive Underlying Reference: Sealed Air Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	105	1	—	1
Morgan Stanley, Receive Underlying Reference: Sempra Energy Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	110	2	—	2
Morgan Stanley, Receive Underlying Reference: ServiceNow Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	148	28	—	28
Morgan Stanley, Receive Underlying Reference: Stryker Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	156	13	—	13
Morgan Stanley, Receive Underlying Reference: Tapestry Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	64	2	—	2
Morgan Stanley, Receive Underlying Reference: TD Ameritrade Holding Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	517	49	—	49
Morgan Stanley, Receive Underlying Reference: Terreno Realty Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	137	5	—	5
Morgan Stanley, Receive Underlying Reference: Tradeweb Markets, Class A Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	58	—	—	—
Morgan Stanley, Receive Underlying Reference: Twilio, Class A Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	50	6	—	6
Morgan Stanley, Receive Underlying Reference: Tyson Foods, Class A Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	151	5	—	5
Morgan Stanley, Receive Underlying Reference: Union Pacific Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	88	8	—	8
Morgan Stanley, Receive Underlying Reference: VF Monthly, Pay Variable 1.051% (1M USD LIBOR + 0.30%) Monthly, 1/20/22	81	3	—	3

The accompanying notes are an integral part of these financial statements.

April 30, 2020 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks strong long-term risk adjusted returns. The fund has two classes of shares: the Multi-Strategy Total Return Fund (Investor Class) and the Multi-Strategy Total Return Fund–I Class (I Class). I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

New Accounting Guidance Effective November 1, 2019, the fund adopted FASB guidance that shortened the amortization period for certain callable debt securities held at a premium. Adoption had no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended April 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at April 30, 2020, totaled $(21,000) for the six months ended April 30, 2020. During the six months, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2020, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2020, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2020, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

The following table summarizes the fund’s derivatives at the reporting date by loss exposure to each counterparty, clearinghouse or clearing firm after consideration of collateral, if any. Exchange-traded and centrally cleared derivatives that settle variation margin daily are presented at the variation margin receivable or payable on the reporting date, and exchange-traded options are presented at value.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian.

While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended April 30, 2020, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 10% and 16% of net assets.

Futures Contracts The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2020, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 35% and 56% of net assets.

Options The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and interest rates and currency values and credit ratings; and, for options written, potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2020, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 18% and 54% of net assets.

Swaps The fund is subject to credit risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended April 30, 2020, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 95% and 133% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities.

Noninvestment-Grade Debt The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2020, the value of loaned securities was $1,685,000; the value of cash collateral and related investments was $1,726,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $48,026,000 and $44,003,000, respectively, for the six months ended April 30, 2020.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2019, the fund had $3,121,000 of available capital loss carryforwards.

At April 30, 2020, the cost of investments for federal income tax purposes was $62,978,000. Net unrealized loss aggregated $1,058,000 at period-end, of which $4,095,000 related to appreciated investments and $5,153,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2020, the effective annual group fee rate was 0.29%.

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2020 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $171,000 remain subject to repayment by the fund at April 30, 2020. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2020, expenses incurred pursuant to these service agreements were $35,000 for Price Associates and $7,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended April 30, 2020, are as follows:

Total management fee waived was allocated ratably in the amounts of $38,000 and $3,000 for the Investor Class and I Class, respectively, for the six months ended April 30, 2020.

As of April 30, 2020, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 4,975,000 shares of the Investor Class, representing 81% of the Investor Class’s net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2020, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

Effective January 1, 2020, Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended April 30, 2020, this reimbursement amounted to less than $1,000.

NOTE 7 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

These types of events may also cause widespread fear and uncertainty, and result in, among other things: quarantines and travel restrictions, including border closings; disruptions to business operations and supply chains; exchange trading suspensions and closures, and overall reduced liquidity of securities, derivatives, and commodities trading markets; reductions in consumer demand and economic output; and significant challenges in healthcare service preparation and delivery. The funds could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. In addition, the operations of the funds, their investment advisers, and the funds’ service providers may be significantly impacted, or even temporarily halted, as a result of extensive employee illnesses or unavailability, government quarantine measures, and restrictions on travel or meetings and other factors related to public emergencies. Recently, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

Governmental and quasi-governmental authorities and regulators have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at a meeting held on March 9–10, 2020 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the one-year period as of September 30, 2019, and compared this return with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may have received some benefit from soft-dollar arrangements pursuant to which research was received from broker-dealers that executed the fund’s portfolio transactions. However, the Board also considered that, effective January 2020, the Advisor began bearing the cost of research services for all the client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations (subject to contractual expense limitations agreed to by the Advisor with respect to the Investor Class and I Class). The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board did not review, and Broadridge did not compile, relative fees and expense data for the fund’s Advisor Class since it had not yet incepted. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Advisor and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including the collective investment trusts and pooled vehicles organized and offered to investors outside the U.S. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 16, 2020

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 16, 2020